Related Parties' Transactions And Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	$ 187,014,000	$ 183,012,000	$ 181,566,000
Participation in expenses	1,487,000	2,576,000	2,580,000
Supplies from affiliated companies	8,476,000	13,467,000	$ 8,188,000
Trade receivables and other receivables	67,250,000	73,076,000
Trade payables and advances	$ 34,890,000	23,518,000
Related Party Transaction [Line Items]
Impaired Investment, Fair Value		5,100
Investment Impairment, Cost Method		$ 2,700
Israeli Partnership
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Israeli Subsidiary
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Subsidiaries | Elbit Systems of America, LLC
Related Party Transaction [Line Items]
Ownership percentage	50.00%